CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	147,454,700	147,454,700	142,132,374
Common Stock, shares outstanding	147,454,700	147,454,700	142,132,374